CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 328,346	$ 299,173
Restricted cash	3,076	8,987
Marketable securities	904	1,086
Accounts receivable, net of allowances of $36,396 and $24,577 at December 31, 2012 and December 31, 2011, respectively	524,332	475,824
Inventories, net	337,121	320,269
Deferred tax assets	67,722	42,975
Prepaid expenses and other current assets	145,236	145,413
Total current assets	1,406,737	1,293,727
Property, plant and equipment, net	534,469	491,205
Goodwill	3,048,405	2,821,271
Other intangible assets with indefinite lives	36,451	69,546
Finite-lived intangible assets, net	1,834,225	1,785,925
Deferred financing costs, net, and other non-current assets	108,857	113,241
Investments in unconsolidated entities	90,491	85,138
Marketable securities		2,254
Deferred tax assets	8,293	10,394
Total assets	7,067,928	6,672,701
Current liabilities:
Current portion of long-term debt	60,232	61,092
Current portion of capital lease obligations	6,684	6,083
Short-term debt		6,240
Accounts payable	169,974	155,464
Accrued expenses and other current liabilities	411,919	395,573
Total current liabilities	648,809	624,452
Long-term debt, net of current portion	3,628,675	3,267,451
Capital lease obligations, net of current portion	12,917	12,629
Deferred tax liabilities	428,188	380,700
Other long-term liabilities	166,635	153,398
Total long-term liabilities	4,236,415	3,814,178
Commitments and contingencies(Notes 8, 9 and 11)
Redeemable non-controlling interest		2,497
Series B preferred stock, $0.001 par value (liquidation preference: $709,763 at December 31, 2012 and 2011); Authorized: 2,300 shares; Issued: 2,065 shares at December 31, 2012 and 2011; Outstanding: 1,774 shares at December 31, 2012 and 2011	606,468	606,468
Common stock, $0.001 par value; Authorized: 200,000 shares; Issued: 88,576 shares at December 31, 2012 and 87,647 shares at December 31, 2011; Outstanding: 80,897 shares at December 31, 2011 and 79,968 shares at December 31, 2011	89	88
Additional paid-in capital	3,299,935	3,324,710
Accumulated deficit	(1,564,973)	(1,486,791)
Treasury stock, at cost, 7,679 shares at December 31, 2012 and 2011	(184,971)	(184,971)
Accumulated other comprehensive income (loss)	23,874	(30,270)
Total stockholders' equity	2,180,422	2,229,234
Non-controlling interests	2,282	2,340
Total equity	2,182,704	2,231,574
Total liabilities and equity	$ 7,067,928	$ 6,672,701